Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Point Bridge America First ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Point Bridge America First ETF NAV
Average Annual Return, Percent	15.30%	11.98%	10.53%
Point Bridge America First ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Point Bridge America First ETF Market
Average Annual Return, Percent	15.47%	11.97%	10.52%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	24.56%	15.05%	14.34%
Point Bridge America First Index/GOP Stock Tracker TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Point Bridge America First Index/GOP Stock Tracker TR Index
Average Annual Return, Percent	16.26%	12.83%	11.37%